Statutory Information - Schedule of Statutory Net Income and Capital and Surplus (Details) - Kansas Department of Commerce - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Accounting Practices [Line Items]
Statutory net income	$ 90.0	$ 106.2	$ 481.7
Statutory capital and surplus	$ 126.3	$ 113.9	$ 158.5